Segment Information (Details) - Schedule of Non-Current Assets can be Aggregated to form the Reportable Geographical Segment	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Non-current assets	¥ 631,678,369	$ 87,979,939	¥ 645,210,788	$ 93,893,911	¥ 604,094,049
Other Countries/Regions [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Non-current assets			¥ 4,602,447	$ 669,769	¥ 26,777,039